Redeemable Convertible Preferred Stock - Additional Information (Details)			1 Months Ended			12 Months Ended
	Jun. 28, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Tranche shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Tranche shares
Redeemable Convertible Preferred Stock [Line Items]
Redeemable convertible preferred stock reclassified to equity	$ 260,500,000
Temporary equity, shares issued | shares					10,000,000
Preferred stock value, per share | $ / shares					$ 1
Gross proceeds from issuance of convertible preferred stock					$ 10,000,000	$ 0	$ 165,521,000
Preferred stock additional shares issued | shares					30,000,000
Series A Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock value, per share | $ / shares					$ 1
Preferred stock shares issued upon conversion of outstanding convertible notes and accrued interest | shares					5,019,949
Minimum percentage of preferred stock milestone achievement approval or waiver					75.00%
Number of tranches | Tranche				2				2
Estimated fair value liability					$ 3,300,000
Stock issuance costs							4,000	$ 200,000
Series A Redeemable Convertible Preferred Stock | Tranche One
Redeemable Convertible Preferred Stock [Line Items]
Gross proceeds from issuance of convertible preferred stock					$ 15,000,000
Series A Redeemable Convertible Preferred Stock | Tranche Two
Redeemable Convertible Preferred Stock [Line Items]
Gross proceeds from issuance of convertible preferred stock				$ 15,000,000
Preferred stock additional shares issued | shares				15,000,000				15,000,000
Remeasured fair value liability upon settlement				$ 29,100,000
Series A Redeemable Convertible Preferred Stock | Tranche Three
Redeemable Convertible Preferred Stock [Line Items]
Gross proceeds from issuance of convertible preferred stock		$ 15,000,000
Preferred stock additional shares issued | shares		15,000,000
Stock issuance costs							4,000
Remeasured fair value reported in current liability				$ 29,100,000				$ 29,100,000
Fair value, changes in fair value other loss		$ 10,300,000						$ 54,800,000
Remaining remeasured fair value liability		$ 39,400,000
Series B Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock [Line Items]
Conversion of stock | shares			29,792,487
Preferred stock value, per share | $ / shares			$ 5.06
Gross proceeds from issuance of convertible preferred stock			$ 150,700,000
Stock issuance costs			$ 200,000				$ 226,000
Common Stock
Redeemable Convertible Preferred Stock [Line Items]
Conversion of stock | shares	30,761,676